Shareholder Report	11 Months Ended	12 Months Ended
	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Gabelli 787 Fund, Inc.
Entity Central Index Key		0001394166
Entity Investment Company Type		N-1A
Document Period End Date		Sep. 30, 2024
C000085566
Shareholder Report [Line Items]
Fund Name	The Gabelli Enterprise Mergers and Acquisitions Fund
Class Name	Class AAA
Trading Symbol	EAAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Enterprise Mergers and Acquisitions Fund (the “Fund”) for the period of November 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com/funds/open_ends. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Enterprise Mergers and Acquisitions Fund - Class AAA	$185	1.87%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.87%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Enterprise Mergers and Acquisitions Fund - Class AAA	S&P 500 Index	S&P Merger Arbitrage Index
10/14	10,000	10,000	10,000
10/15	10,350	10,520	10,050
10/16	10,514	10,994	10,002
10/17	11,633	13,592	10,294
10/18	11,619	14,591	10,630
10/19	12,031	16,682	11,283
10/20	11,718	18,302	11,672
10/21	13,963	26,156	12,680
10/22	12,557	22,334	12,284
10/23	12,292	24,599	12,450
09/24	14,327	35,310	13,704

Average Annual Return [Table Text Block]
	11 months	1 Year	5 Year	10 Year
The Gabelli Enterprise Mergers and Acquisitions Fund - Class AAA	16.56%	12.88%	3.73%	3.71%
S&P 500 Index	39.28%	36.35%	15.98%	13.38%
S&P Merger Arbitrage Index	9.19%	9.51%	4.14%	2.89%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 51,076,975	$ 51,076,975
Holdings Count | Holding	206	206
Advisory Fees Paid, Amount	$ 310,365
InvestmentCompanyPortfolioTurnover	125.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$51,076,975 Number of Portfolio Holdings206 Portfolio Turnover Rate125% Management Fees$310,365
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Vulcan Materials Co.	4.4%
Fox Corp.	3.6%
SurModics Inc.	3.2%
Myers Industries Inc.	3.0%
Chuy’s Holdings Inc.	2.9%
United States Cellular Corp.	2.5%
Atlanta Braves Holdings Inc.	2.4%
Juniper Networks Inc.	2.4%
Liberty Global Ltd.	2.1%
Millicom International Cellular SA	1.8%

Material Fund Change [Text Block]

Material Fund Changes

Due to the Fund changing fiscal year ends from October to September, returns for both 11 months and 1 year are presented in the Average Annual Total Returns table.
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000049132
Shareholder Report [Line Items]
Fund Name	The Gabelli Enterprise Mergers and Acquisitions Fund
Class Name	Class C
Trading Symbol	EMACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Enterprise Mergers and Acquisitions Fund (the “Fund”) for the period of November 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com/funds/open_ends. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Enterprise Mergers and Acquisitions Fund - Class C	$259	2.62%

Expenses Paid, Amount	$ 259
Expense Ratio, Percent	2.62%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Enterprise Mergers and Acquisitions Fund - Class C	The Gabelli Enterprise Mergers and Acquisitions Fund - Class C (includes sales charge)	S&P 500 Index	S&P Merger Arbitrage Index
10/14	10,000	10,000	10,000	10,000
10/15	10,269	10,169	10,520	10,050
10/16	10,353	10,151	10,994	10,002
10/17	11,361	11,037	13,592	10,294
10/18	11,261	10,829	14,591	10,630
10/19	11,583	11,031	16,682	11,283
10/20	11,197	10,558	18,302	11,672
10/21	13,236	12,375	26,156	12,680
10/22	11,826	10,947	22,334	12,284
10/23	11,485	10,524	24,599	12,450
09/24	13,299	12,082	35,310	13,704

Average Annual Return [Table Text Block]
	11 months	1 Year	5 Year	10 Year
The Gabelli Enterprise Mergers and Acquisitions Fund - Class C	15.80%	12.00%	2.96%	2.94%
The Gabelli Enterprise Mergers and Acquisitions Fund - Class C (includes sales charge)	14.80%	11.00%	2.96%	2.94%
S&P 500 Index	39.28%	36.35%	15.98%	13.38%
S&P Merger Arbitrage Index	9.19%	9.51%	4.14%	2.89%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 51,076,975	$ 51,076,975
Holdings Count | Holding	206	206
Advisory Fees Paid, Amount	$ 310,365
InvestmentCompanyPortfolioTurnover	125.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$51,076,975 Number of Portfolio Holdings206 Portfolio Turnover Rate125% Management Fees$310,365
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Vulcan Materials Co.	4.4%
Fox Corp.	3.6%
SurModics Inc.	3.2%
Myers Industries Inc.	3.0%
Chuy’s Holdings Inc.	2.9%
United States Cellular Corp.	2.5%
Atlanta Braves Holdings Inc.	2.4%
Juniper Networks Inc.	2.4%
Liberty Global Ltd.	2.1%
Millicom International Cellular SA	1.8%

Material Fund Change [Text Block]

Material Fund Changes

Due to the Fund changing fiscal year ends from October to September, returns for both 11 months and 1 year are presented in the Average Annual Total Returns table.
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000049133
Shareholder Report [Line Items]
Fund Name	The Gabelli Enterprise Mergers and Acquisitions Fund
Class Name	Class Y
Trading Symbol	EMAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Enterprise Mergers and Acquisitions Fund (the “Fund”) for the period of November 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com/funds/open_ends. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Enterprise Mergers and Acquisitions Fund - Class Y	$101	1.01%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.01%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Enterprise Mergers and Acquisitions Fund - Class Y	S&P 500 Index	S&P Merger Arbitrage Index
10/14	10,000	10,000	10,000
10/15	10,169	10,520	10,050
10/16	10,151	10,994	10,002
10/17	11,037	13,592	10,294
10/18	10,829	14,591	10,630
10/19	11,031	16,682	11,283
10/20	10,558	18,302	11,672
10/21	12,375	26,156	12,680
10/22	10,947	22,334	12,284
10/23	10,524	24,599	12,450
09/24	12,366	35,310	13,704

Average Annual Return [Table Text Block]
	11 months	1 Year	5 Year	10 Year
The Gabelli Enterprise Mergers and Acquisitions Fund - Class Y	17.50%	13.90%	4.41%	4.17%
S&P 500 Index	39.28%	36.35%	15.98%	13.38%
S&P Merger Arbitrage Index	9.19%	9.51%	4.14%	2.89%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 51,076,975	$ 51,076,975
Holdings Count | Holding	206	206
Advisory Fees Paid, Amount	$ 310,365
InvestmentCompanyPortfolioTurnover	125.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$51,076,975 Number of Portfolio Holdings206 Portfolio Turnover Rate125% Management Fees$310,365
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Vulcan Materials Co.	4.4%
Fox Corp.	3.6%
SurModics Inc.	3.2%
Myers Industries Inc.	3.0%
Chuy’s Holdings Inc.	2.9%
United States Cellular Corp.	2.5%
Atlanta Braves Holdings Inc.	2.4%
Juniper Networks Inc.	2.4%
Liberty Global Ltd.	2.1%
Millicom International Cellular SA	1.8%

Material Fund Change [Text Block]

Material Fund Changes

Due to the Fund changing fiscal year ends from October to September, returns for both 11 months and 1 year are presented in the Average Annual Total Returns table.
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000049130
Shareholder Report [Line Items]
Fund Name	The Gabelli Enterprise Mergers and Acquisitions Fund
Class Name	Class A
Trading Symbol	EMAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Enterprise Mergers and Acquisitions Fund (the “Fund”) for the period of November 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com/funds/open_ends. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Enterprise Mergers and Acquisitions Fund - Class A	$185	1.87%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.87%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Enterprise Mergers and Acquisitions Fund - Class A	The Gabelli Enterprise Mergers and Acquisitions Fund - Class A (includes sales charge)	S&P 500 Index	S&P Merger Arbitrage Index
10/14	10,000	10,000	10,000	10,000
10/15	10,329	9,735	10,520	10,050
10/16	10,471	9,301	10,994	10,002
10/17	11,553	9,672	13,592	10,294
10/18	11,515	9,086	14,591	10,630
10/19	11,905	8,928	16,682	11,283
10/20	11,573	8,180	18,302	11,672
10/21	13,784	9,182	26,156	12,680
10/22	12,403	7,786	22,334	12,284
10/23	12,143	7,185	24,599	12,450
09/24	13,339	7,893	35,310	13,704

Average Annual Return [Table Text Block]
	11 months	1 Year	5 Year	10 Year
The Gabelli Enterprise Mergers and Acquisitions Fund - Class A	16.55%	12.88%	3.69%	3.58%
The Gabelli Enterprise Mergers and Acquisitions Fund - Class A (includes sales charge)	9.85%	6.39%	2.47%	2.97%
S&P 500 Index	39.28%	36.35%	15.98%	13.38%
S&P Merger Arbitrage Index	9.19%	9.51%	4.14%	2.89%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 51,076,975	$ 51,076,975
Holdings Count | Holding	206	206
Advisory Fees Paid, Amount	$ 310,365
InvestmentCompanyPortfolioTurnover	125.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$51,076,975 Number of Portfolio Holdings206 Portfolio Turnover Rate125% Management Fees$310,365
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Vulcan Materials Co.	4.4%
Fox Corp.	3.6%
SurModics Inc.	3.2%
Myers Industries Inc.	3.0%
Chuy’s Holdings Inc.	2.9%
United States Cellular Corp.	2.5%
Atlanta Braves Holdings Inc.	2.4%
Juniper Networks Inc.	2.4%
Liberty Global Ltd.	2.1%
Millicom International Cellular SA	1.8%

Material Fund Change [Text Block]

Material Fund Changes

Due to the Fund changing fiscal year ends from October to September, returns for both 11 months and 1 year are presented in the Average Annual Total Returns table.
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends